Treasury Stock	12 Months Ended
Dec. 31, 2018
Treasury Stock
21.	TREASURY STOCK

In March 2016, the Board of Directors of the Company authorized a share repurchase plan under which the Company may repurchase up to US$100 million from the open market. During the year ended December 31, 2016, the Company repurchased 2,536,808 ADSs for aggregate consideration of RMB178,991. These shares were recorded as treasury stocks at their historical purchase cost, and the Company canceled these treasury shocks and recognized the difference between the repurchase costs and the par value in additional paid-in capital in 2017.

In September, 2018, the Board of Directors of the Company authorized another share repurchase plan (the “2018 Share Repurchase Plan”) under which the Company may repurchase up to US$100 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time within one year. As of December 31, 2018, the Company had repurchased under the 2018 Share Repurchase Plan an aggregate of 4,527,304 ADSs, representing 45,273,040 Class A ordinary shares for an aggregate denominated consideration of RMB221,932 (US$32,279). These shares were recorded at their historical purchase cost and were not canceled.